DEBT (Details) In Millions, unless otherwise specified	12 Months Ended																									12 Months Ended							12 Months Ended																													12 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2013 Operating Segments CAD	Dec. 31, 2012 Operating Segments CAD	Dec. 31, 2013 Liquids Pipelines CAD	Dec. 31, 2012 Liquids Pipelines CAD	Dec. 31, 2013 Gas Distribution CAD	Dec. 31, 2012 Gas Distribution CAD	Dec. 31, 2013 Sponsored Investments CAD	Dec. 31, 2012 Sponsored Investments CAD	Dec. 31, 2013 Corporate CAD	Dec. 31, 2012 Corporate CAD	Dec. 31, 2013 Debentures Liquids Pipelines CAD	Dec. 31, 2012 Debentures Liquids Pipelines CAD	Dec. 31, 2013 Debentures Gas Distribution CAD	Dec. 31, 2012 Debentures Gas Distribution CAD	Dec. 31, 2013 Medium-term notes Liquids Pipelines CAD	Dec. 31, 2012 Medium-term notes Liquids Pipelines CAD	Dec. 31, 2013 Medium-term notes Gas Distribution CAD	Dec. 31, 2012 Medium-term notes Gas Distribution CAD	Dec. 31, 2013 Medium-term notes Sponsored Investments CAD	Dec. 31, 2012 Medium-term notes Sponsored Investments CAD	Dec. 31, 2013 Medium-term notes Corporate CAD	Dec. 31, 2012 Medium-term notes Corporate CAD	Dec. 31, 2013 Southern Lights project financing CAD	Dec. 31, 2012 Southern Lights project financing CAD	Dec. 31, 2011 Southern Lights project financing CAD	Dec. 31, 2013 Southern Lights project financing Liquids Pipelines USD ($)	Dec. 31, 2013 Southern Lights project financing Liquids Pipelines CAD	Dec. 31, 2012 Southern Lights project financing Liquids Pipelines USD ($)	Dec. 31, 2012 Southern Lights project financing Liquids Pipelines CAD	Dec. 31, 2013 Commercial paper and credit facility draws CAD	Dec. 31, 2012 Commercial paper and credit facility draws CAD	Dec. 31, 2011 Commercial paper and credit facility draws CAD	Dec. 31, 2013 Commercial paper and credit facility draws Liquids Pipelines CAD	Dec. 31, 2012 Commercial paper and credit facility draws Liquids Pipelines CAD	Dec. 31, 2013 Commercial paper and credit facility draws Gas Distribution CAD	Dec. 31, 2012 Commercial paper and credit facility draws Gas Distribution CAD	Dec. 31, 2013 Commercial paper and credit facility draws Sponsored Investments USD ($)	Dec. 31, 2013 Commercial paper and credit facility draws Sponsored Investments CAD	Dec. 31, 2012 Commercial paper and credit facility draws Sponsored Investments USD ($)	Dec. 31, 2012 Commercial paper and credit facility draws Sponsored Investments CAD	Dec. 31, 2013 Commercial paper and credit facility draws Corporate USD ($)	Dec. 31, 2013 Commercial paper and credit facility draws Corporate CAD	Dec. 31, 2012 Commercial paper and credit facility draws Corporate USD ($)	Dec. 31, 2012 Commercial paper and credit facility draws Corporate CAD	Dec. 31, 2013 Other Liquids Pipelines CAD	Dec. 31, 2012 Other Liquids Pipelines CAD	Dec. 31, 2013 Junior subordinated notes Sponsored Investments USD ($)	Dec. 31, 2013 Junior subordinated notes Sponsored Investments CAD	Dec. 31, 2012 Junior subordinated notes Sponsored Investments USD ($)	Dec. 31, 2012 Junior subordinated notes Sponsored Investments CAD	Dec. 31, 2013 Senior notes Sponsored Investments USD ($)	Dec. 31, 2013 Senior notes Sponsored Investments CAD	Dec. 31, 2012 Senior notes Sponsored Investments USD ($)	Dec. 31, 2012 Senior notes Sponsored Investments CAD	Dec. 31, 2013 United States dollar term notes Corporate USD ($)	Dec. 31, 2013 United States dollar term notes Corporate CAD	Dec. 31, 2012 United States dollar term notes Corporate USD ($)	Dec. 31, 2012 United States dollar term notes Corporate CAD	Dec. 31, 2013 Debentures and term notes CAD	Dec. 31, 2012 Debentures and term notes CAD	Dec. 31, 2011 Debentures and term notes CAD	Dec. 31, 2013 Letters of credit CAD
DEBT
Weighted Average Interest Rate (as a percent)														8.20%		9.90%		4.80%		5.30%		3.90%		4.60%					2.70%	2.70%																				8.10%	8.10%			6.30%	6.30%			4.20%	4.20%
Total debt	25,542	21,438												200	200	85	85	2,985	2,435	2,702	2,295	1,615	1,615	4,518	4,268					1,480		1,413				266	25	374	590		717		1,405		3,598		1,488	11	12	$ 400	425	$ 400	398	$ 3,950	4,201	$ 4,150	4,129	$ 2,250	2,393	$ 1,100	1,094
Current maturities	(2,811)	(652)
Short-term borrowings	(374)	(583)
Weighted average interest rate (as a percent)	1.10%	1.10%
Long-term debt	22,357	20,203																															4,580	2,925
Other - Primarily debt discount	(28)	(14)
Portion of carrying value of debt instrument																		100												352		357									41		250		2,476		1,140
Portion of carrying value of debt instrument converted in US dollar																													1,061		1,061									635		1,160		1,055		350
Debenture and term note maturities
2014																																																														1,330
2015																																																														931
2016																																																														1,393
2017																																																														952
2018																																																														960
Thereafter																																																														13,562
Expected interest obligation on debentures and term notes
2014																																																														1,138
2015																																																														1,088
2016																																																														1,063
2017																																																														988
2018																																																														851
Secured debt																										2,680	2,565
INTEREST EXPENSE
Interest expense on debt																										40	38	38					34	33	74																											1,123	986	891
Capitalized	(250)	(216)	(75)
Interest expense incurred	947	841	928
CREDIT FACILITIES
Total Facilities	19,169	14,766		17,599	13,282	300	300	713	712	4,781	3,162	11,805	9,108													1,570	1,484																																						63
Draws	6,606			5,108		266		382		809		3,651														1,498
Available	12,563			12,491		34		331		3,972		8,154														72
Amount of demand facilities with no maturity date	35
Weighted average standby fee (as a percent)	0.20%